VARIFLEX® LS VARIABLE ANNUITY
May 1, 2025
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
SBL Variable Annuity Account VIII
Updating Summary Prospectus for Existing Investors
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Updating Summary Prospectus describes the Variflex LS Variable Annuity (the “Contract”), which is an Individual Flexible Purchase Payment Deferred Variable Annuity Contract issued by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 401, 402A, 403(b), 408, 408A or 457 of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay advisory fees from your Contract Value, such deductions will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Updating Summary Prospectus is used with current owners. This Updating Summary Prospectus was first used May 1, 2021.
The Prospectus of the Contract contains more information about the Contract, including its features, benefits and risks. You can find the current Prospectus and other information about the Contract online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121208. You can also obtain this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
SB-10009-26 2025/05/01

Special Terms

Various terms commonly used in this Updating Summary Prospectus are defined as follows:
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Updating Summary Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — SBL Variable Annuity Account VIII, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Updated Information About Your Contract

The following is a summary of certain Contract features that have changed since May 1, 2024, the date of the last Prospectus. This does not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
The following changes in the availability of Underlying Funds under the Contract have occurred:
●
The following Underlying Funds were liquidated and are no longer available under the Contract: Guggenheim VIF Alpha Opportunity, Guggenheim VIF Long Short Equity and Guggenheim VIF Managed Asset Allocation.
●
As a result of a fund merger, Guggenheim VIF All Cap Value is now NAA All Cap Value Series.
●
As a result of a fund merger, Guggenheim VIF Large Cap Value is now NAA Large Cap Value Series.
●
As a result of a fund merger, Guggenheim VIF Small Cap Value is now NAA Small Cap Value Series.
●
As a result of a fund merger, Guggenheim VIF SMid Cap Value is now NAA SMid-Cap Value Series.
●
As a result of a fund merger, Guggenheim VIF StylePlus Large Core is now NAA Large Core Series.

●
As a result of a fund merger, Guggenheim VIF StylePlus Large Growth is now NAA Large Growth Series.
●
As a result of a fund merger, Guggenheim VIF StylePlus Mid Growth is now NAA Mid Growth Series.
●
As a result of a fund merger, Guggenheim VIF StylePlus Small Growth is now NAA Small Growth Series.
●
As a result of a fund merger, Guggenheim VIF World Equity Income is now NAA World Equity Income Series.
Additional information about the Underlying Funds, including certain fund name and adviser changes, is included in Appendix A to this Updating Summary Prospectus.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	The Company does not assess a withdrawal charge on full or partial withdrawals.			Fee Table Fee Table – Examples
Transaction Charges	There are no charges for other transactions.			Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Interest on any
Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table – Examples Charges and Deductions – Mortality and Expense Risk Charge Charges and Deductions – Administration Charge Appendix A – Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.40%	1.40%
	Investment options[2] (Underlying Fund fees and expenses)	0.61%	2.44%
1 As a percentage of Contract Value allocated to the Separate Account. 2 As a percentage of Underlying Fund average net assets.

There are no optional benefits available under this Contract.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $1,783.80	Highest Annual Cost: $3,128.42
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge and Underlying
Fund fees and expenses
●No advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Withdrawals may reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●Tax deferral is more beneficial to investors with a long time horizon.
The Contract – General
Risks Associated with Investment Options
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.
●Each investment option, including the Fixed Account (if available), has its own unique risks.
●You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations, guarantees or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting
www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
	RESTRICTIONS	Location in Prospectus
Investments
●Certain investment options may not be available under your Contract.
●Certain Subaccounts prohibit you from transferring out and back in the same
Subaccount within a period of calendar days.
●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.

The Contract –
Allocation of Purchase
Payments
The Contract – Transfers
of Contract Value –
Frequent Transfer
Restrictions
The Fixed Account –
Transfers and
Withdrawals from the
Fixed Account
Other Information –
Changes to Investments

Optional Benefits	●There are no optional benefits available under this Contract.	Not Applicable
	TAXES	Location in Prospectus
Tax Implications
●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
The Contract – Withdrawals to Pay Advisory Fees Federal Tax Matters Federal Tax Matters – Income Taxation of Annuities in General—Non Qualified Contracts
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Exchange
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers

APPENDIX A
Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121208. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.01%	13.39%	9.49%	10.46%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.78%	23.93%	12.73%	11.93%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management Company	1.03%	2.93%	0.97%	3.75%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.89%	7.85%	4.17%	4.74%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.15%	25.39%	15.29%	14.79%
Large Cap Growth	ClearBridge Variable Growth – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	1.11%	12.42%	5.83%	5.68%
Small Cap Growth	ClearBridge Variable Small Cap Growth – Class I Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	0.80%	4.50%	5.39%	7.93%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.32%	7.63%	3.73%	4.43%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	0.98%	3.09%	1.01%	2.51%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	30.09%	13.40%	8.85%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.10%	23.92%	9.92%	11.29%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	11.91%	8.12%	7.09%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	0.34%	2.97%	4.10%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	-1.80%	-2.39%	1.52%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.61%	4.72%	2.14%	1.39%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	1.48%	-0.40%	0.67%
Specialty-Sector	Invesco V.I. Health Care – Series I Adviser: Invesco Advisers, Inc.	0.99%	4.17%	3.64%	5.40%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	16.79%	8.83%	7.68%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.11%	12.41%	10.21%	8.73%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.97%	15.32%	9.61%	12.12%
Large Cap Growth	LVIP American Century Ultra – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.92%	28.62%	18.01%	16.29%
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.91%	9.29%	8.41%	8.01%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	2.78%	3.64%	4.95%
Mid Cap Value	MFS® VIT Mid Cap Value – Service Class Adviser: Massachusetts Financial Services Company	1.05%	13.52%	9.47%	8.78%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	7.46%	5.89%	6.20%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.05%	11.34%	5.61%	6.02%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.13%	10.25%	8.87%	8.54%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.02%	13.46%	9.70%	8.86%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	25.88%	14.10%	12.69%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.15%	32.18%	17.69%	15.83%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.16%	17.37%	9.98%	10.38%
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.27%	8.51%	7.56%	6.57%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.45%	12.76%	7.06%	8.07%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	9.05%	8.67%	8.42%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.14%	12.59%	8.33%	7.69%
Specialty	Neuberger Berman AMT Sustainable Equity – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.15%	25.52%	13.68%	11.18%
Specialty	PIMCO VIT All Asset – Administrative Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.34%	3.74%	4.42%	4.37%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Adminis- trative Class Adviser: Pacific Investment Management Company LLC	2.44%	4.16%	7.10%	1.65%
International Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	1.01%	5.46%	1.34%	2.51%
Short Term Bond	PIMCO VIT Low Duration – Administrative Class Adviser: Pacific Investment Management Company LLC	0.67%	4.50%	1.08%	1.28%
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	1.07%	2.13%	1.93%	2.16%
Small Cap Blend	Royce Micro-Cap – Investment Class Adviser: Royce & Associates, LP	1.18%	13.67%	11.00%	7.28%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

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The Prospectus and Statement of Additional Information (SAI) are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2025. Both documents contain additional important information about the Contract. The Prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.
The SAI may be obtained, free of charge, from us in the same manner as the Prospectus, as described on the front page of this Updating Summary Prospectus.
The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR contract identifier C000028570